FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2025
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT
22.	FAIR VALUE MEASUREMENT

Assets and liabilities measured at fair value on a recurring basis include derivative assets, investment securities, securities pledged to an investor, exchangeable notes, convertible notes, warrant liabilities and put option liabilities.

The following tables set the major financial instruments measured at fair value, by level within the fair value hierarchy as of June 30, 2025 and December 31, 2024.

		Fair Value Measurement at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	Fair Value as of	Identical Assets	Inputs	Inputs
	June 30, 2025	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets
Investment securities	2,158	2,158	—	—
Securities pledged to an investor	320,734	320,734	—	—

Liabilities
Put option liabilities	363,521	—	—	363,521
Warrant liabilities – Public Warrants	951	951	—	—
Warrant liabilities – Sponsor Warrants	667	—	—	667
Convertible notes – related parties	199,046	—	—	199,046
Convertible notes – third parties	63,855	—	—	63,855
Exchangeable notes	125,853	—	—	125,853

		Fair Value Measurement at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value as of	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2024	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets
Investment securities	2,221	2,221	—	—
Securities pledged to an investor	315,796	315,796	—	—
Derivative asset	694	—	694	—

Liabilities
Put option liabilities – third parties	309,115	—	—	309,115
Warrant liabilities – Public Warrants	1,996	1,996	—	—
Warrant liabilities – Sponsor Warrants	1,344	—	—	1,344
Convertible notes – related parties	113,910	—	—	113,910
Convertible notes – third parties	74,246	—	—	74,246
Exchangeable notes	102,999	—	—	102,999

Valuation Techniques

Investment securities: The Group invested in a listed equity securities ECARX Holdings Inc. (“Ecarx”) and values the equity securities using quoted prices for the underlying securities in active markets. Accordingly, the Group classifies the valuation technique that use these inputs as Level 1.

Derivative asset: Derivative asset, included in prepayments and other current assets – third parties, net, represents forward currency contracts. The fair value is estimated by discounting the difference between the contractual forward price and the current available forward price for the residual maturity of the contract using observable market rates (Level 2).

Securities pledged to an investor: The estimated fair values of the securities are determined using available market information. Accordingly, the Group classifies the valuation technique that use these inputs as Level 1.

Put option liabilities, exchangeable notes, convertible notes: As the Group’s put option liabilities, exchangeable notes, and convertible notes are not traded in an active market with readily observable quoted prices, the Group uses significant unobservable inputs (Level 3) to measure the fair value of the put option liabilities, exchangeable notes, and convertible notes at inception and at each subsequent balance sheet date. See notes 13, 14 and 15 for information about the significant unobservable inputs used in the respective fair value measurements.

Public Warrants and Sponsor Warrants: Public Warrants is classified as Level 1 due to the use of the observed trading price. For Sponsor Warrants, see notes 12 for information about the significant unobservable inputs (Level 3) used in the fair value measurements.

The other financial assets and liabilities of the Group primarily consist of cash, restricted cash, accounts receivable, loan receivables and other receivables included in prepayments and other current assets and other non-current assets, short-term borrowings, accounts payable, other payables included in accrued expenses and other current liabilities and other non-current liabilities and operating lease liabilities. As of June 30, 2025, and December 31, 2024, the fair values of financial assets and liabilities included in non-current assets, operating leases liabilities and other non-current liabilities approximated to their carrying values, which were due to that the underlying interest rates approximated to the market rates for similar instruments with similar maturities. As of June 30, 2025, and December 31, 2024, the carrying amounts of other financial instruments approximated to their fair values due to short term maturity of these instruments.